Income taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current:
Domestic	¥ 162,408	¥ 184,180	¥ 92,814
Foreign	61,009	71,250	42,919
Total current tax expense	223,417	255,430	135,733
Deferred:
Domestic	127,185	187,134	94,911
Foreign	(4,060)	(5,144)	(4,536)
Total deferred tax expense	123,125	181,990	90,375
Income tax expense	¥ 346,542	¥ 437,420	¥ 226,108